Agreements And Related-Party Transactions	12 Months Ended
Dec. 31, 2011
Agreements And Related-Party Transactions [Abstract]
Agreements And Related-Party Transactions

Note 5. Agreements and Related-Party Transactions:

The Limited Partnership Agreement vests all responsibility and powers for the management of the business and affairs of the Partnership with the General Partner, Beeland Management Company, L.L.C. including trading decisions.

The Partnership pays a monthly management fee to the General Partner equal to 0.08333% of the net assets of the Partnership at the close of the preceding month (1.00% per annum).

The Partnership is responsible for the administrative and trading expenses related to its operations. The General Partner may incur certain expenses on behalf of the Partnership and charge the Partnership for its allocable portion of these expenses.

Uhlmann Price Securities L.L.C. ("Uhlmann"), a party related to the General Partner by reason of common management, acts as the selling group manager for the Partnership. The Partnership pays Uhlmann a share of selling fees when units are sold by its registered brokers. Selling fees of up to 2% of the gross offering proceeds (which includes a 0.50% reallowance to Uhlmann) were charged to partners' capital upon issuance of Series B Partnership units.

In addition, there is an annual trailing servicing fee of up to 1% of the net asset value of the specific partner's capital account payable to the soliciting broker-dealer for ongoing investor services. For all Series B units sold, the total trailing servicing fee is not to exceed 7.99% of the gross offering proceeds of the units sold.

The Price Futures Group, Inc. ("PFG"), a related party to the General Partner through common management, acts as the introducing broker for the Partnership, whereby certain accounts of the Partnership are introduced to the Partnership's clearing broker. A portion of the brokerage fee paid by the Partnership for clearing transactions is paid to PFG, by the clearing broker.

Fund Dynamics, LLC, an affiliate of the General Partner, through common management, acts as the Partnership's administrator. Fund Dynamics, LLC calculates both the daily and monthly Net Asset Value ("NAV"), prepares the monthly accounting package, and prepares monthly investor statements.

A summary of fees charged by related parties to the Partnership is as follows:

	2011	2010
Management fees – General Partner	$462,368	$461,453
Administrative fees – Fund Dynamics	102,601	109,541
Trailing servicing fees – Uhlmann	295,145	305,138
Selling Fees – Uhlmann	10,169	5,090